ACCUMULATED DEFICIT AND STATUTORY RESERVE (Tables)	12 Months Ended
Dec. 31, 2017
ACCUMULATED DEFICIT AND STATUTORY RESERVE [Abstract]
Schedule of Accumulated Deficit
	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$

PRC statutory reserved funds	30,224	30,882	4,746
Unreserved accumulated deficit	(568,552)	(888,633)	(136,580)

	(538,328)	(857,751)	(131,834)